Right of use assets and lease liabilities (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	€ 3,159
Depreciation charge	(800)	€ (700)
Right-of-use assets at December 31	3,788	3,159
Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Lease modification	(1,100)		$ 0
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	2,461
Right-of-use assets at December 31	€ 2,943	2,461
Buildings [Member] | Minimum
Disclosure of quantitative information about right-of-use assets [Line items]
Lease term	6 years
Buildings [Member] | Maximum
Disclosure of quantitative information about right-of-use assets [Line items]
Lease term	18 years
Buildings [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	€ (1,163)	(688)
Depreciation charge	(535)	(530)
Exchange difference	37	55
Right-of-use assets at December 31	(1,661)	(1,163)
Buildings [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	3,624	3,443
Additions		368
Lease modification	(1,093)
Exchange difference	(113)	(187)
Right-of-use assets at December 31	4,604	3,624
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	698
Right-of-use assets at December 31	€ 845	698
Vehicles [Member] | Minimum
Disclosure of quantitative information about right-of-use assets [Line items]
Lease term	4 years
Vehicles [Member] | Maximum
Disclosure of quantitative information about right-of-use assets [Line items]
Lease term	5 years
Vehicles [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	€ (311)	(207)
Disposal	34	94
Depreciation charge	(261)	(198)
Right-of-use assets at December 31	(538)	(311)
Vehicles [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	1,009	670
Additions	396	433
Disposal	(34)	(94)
Lease modification	(12)
Right-of-use assets at December 31	1,383	1,009
Total [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	3,159
Right-of-use assets at December 31	3,788	3,159
Total [Member] | Amortization
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	(1,474)	(895)
Disposal	34	94
Depreciation charge	(796)	(728)
Exchange difference	37	55
Right-of-use assets at December 31	(2,199)	(1,474)
Total [Member] | Gross value [Member]
Disclosure of quantitative information about right-of-use assets [Line items]
Right-of-use assets at January 1	4,633	4,113
Additions	396	801
Disposal	(34)	(94)
Lease modification	(1,105)
Exchange difference	(113)	(187)
Right-of-use assets at December 31	€ 5,987	€ 4,633